Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
Note 11: Restricted Cash

A restricted cash fund was established in compliance with the unsecured debt agreements. At December 31, 2012, the restricted cash fund had a balance of $9,148. This fund is used to pay principal and interest for the unsecured debt agreements which had a principal balance of $3,387,586 as of December 31, 2012. Ten percent of all cash receipts from operations are put into this fund under the terms of certain debt agreements.